Issued capital and reserves - Capital Transactions (Details)										1 Months Ended				12 Months Ended
	Apr. 09, 2021 USD ($) $ / shares shares	Dec. 10, 2020 USD ($) $ / shares shares	Dec. 07, 2020 USD ($) shares	May 15, 2020 USD ($) $ / shares shares	May 14, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Feb. 18, 2019 USD ($) shares	Feb. 18, 2019 USD ($) € / shares shares	Feb. 12, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		May 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares		Apr. 02, 2020 USD ($)	Sep. 27, 2018 USD ($)	Apr. 27, 2016 USD ($)
Disclosure of analysis of other comprehensive income by item [line items]
Shares issued (in shares) | shares											133,934,090			151,419,322	133,934,090		95,587,146
Conversion of convertible debts (Note 14.1)														$ 17,672,000	$ 16,886,000
Share price per ADS (usd per share) | $ / shares	$ 5.50	$ 5.50		$ 5.15	$ 5.15
Ordinary share price (usd per share) | $ / shares	$ 1.375				$ 1.2875
Total offering	$ 9,999,996				$ 28,749,999	$ 1,613,116					$ 2,087,000		$ 28,750,000	10,000,000			$ 8,360,000
Transaction costs														177,000	3,374,000		91,000
Underwriters' over-allotment shares issued (in shares) | shares					2,912,620
Issue of equity, net proceeds						$ 1,100,000
Number of warrants issued | shares								9,392,986	9,392,986
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid								$ 8,360,000						0	0	[1]	8,269,000	[1]
Number of days from notice of which warrants are exercisable								61 days
Exercise price (in Euros per share) | € / shares									€ 0.02
Exercise price per ADS (in dollars per share) | € / shares									€ 0.08
Warrants expiration term								15 years
Share premium								$ 8,360,000	€ 8,360,000		$ 276,560,000	[2]		298,389,000	276,560,000	[2]	233,720,000	[2]
B. Riley FBR, Inc
Disclosure of analysis of other comprehensive income by item [line items]
Offering price							$ 35,000,000
Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Conversion of convertible debts (Note 14.1)			$ 245,467	$ 37,253						$ 175,239				$ 175,000	$ 245,000
Increase (decrease) in number of ADS issued | shares		379,494				242,646
Ordinary shares issued in connection with a public offering (in shares) | shares	7,272,724	1,517,976			22,330,096	970,584					1,517,976		22,330,096	7,272,724
Total offering	$ 172,698	$ 36,781			$ 486,761	$ 21,114					$ 37,000		$ 487,000	$ 173,000
Conversion of convertible debt (in shares) | shares				1,715,476										7,227,308	10,119,844
Conversion of convertible debt, in ADS (in shares) | shares				428,869
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Conversion of convertible debts (Note 14.1)			12,107,015	$ 2,209,589						12,111,185				$ 12,111,000	$ 12,107,000
Total offering	9,827,297	2,050,436			28,263,238	1,592,002					$ 2,050,000		$ 28,263,000	9,827,000			8,360,000
Transaction costs	$ 100,000	$ 400,000		$ 200,000	$ 2,300,000	$ 500,000								$ 177,000	$ 3,374,000		$ 91,000
2016 convertible notes
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount																				$ 6,000,000	$ 7,160,000
Shareholder Loan Agreement | Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount																			$ 2,200,000
Borrowings, interest rate																			4.00%
Convertible notes 2016 and 2019-1
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount			9,000,000							$ 7,750,000
Accrued interest			$ 3,352,482
Shares issued (in shares) | shares			10,119,844							7,227,308
Maximum percentage of ordinary shares provided to cover underwriter's over-allotment option			15.00%
Borrowings, accrued interest and conversion bonus										$ 4,536,438

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2